FAIR VALUE MEASUREMENTS (Assumptions used in the valuation of available-for-sale investment) (Details) (Available-for-sale investment [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale investment [Member]
Additional Details of capped call option [Line Items]
Spot price	$ 6.35	$ 18.57
Conversion price	$ 14.91	$ 16.84
Risk Free Interest Rate	0.348%	0.82%
Dividend Yield	0.00%	0.00%
Expected share volatility	41.88%	50.41%
Time to maturity	1 year	2 years